[CHAPMAN AND CUTLER LETTERHEAD]

July 28, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust (Registration Nos. 333-146827; 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 1000 and under the Investment Company Act of 1940, as amended, Amendment No. 1001 to the Registrant’s registration statement on Form N‑1A (the “Amended Registration Statement”). The Amended Registration Statement relates to Innovator Premium Income 40 Barrier ETF™ – October (the “Fund”), a series of the Registrant. This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act.

This filing represents the next filing in a series of quarterly fund launches for the Registrant and is part of the Innovator Premium Income Barrier ETFs series. The Registrant previously filed its registration statements for the “April” series on April 3, 2023, and filed its registration statements for the “July” series on July 3, 2023. The Registrant intended to file the “October” series, filed herewith, on or prior to July 14, 2023, but due to an administrative error, the filing was not made. The Registrant will separately request acceleration of the Amended Registration Statement pursuant to Rule 461 under the 1933 Act, so that this filing may become effective on September 27, 2023.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), the Fund hereby requests selective review of the above referenced Amended Registration Statement. We have relied upon the registration statement relating to the Innovator Premium Income 40 Barrier ETF™ – July (the “Prior Innovator Fund”), as precedent in drafting the Amended Registration Statement and consider portions of such filing to be substantially similar to the Amended Registration Statement.

The disclosure in the Amended Registration Statement with regard to the description of the Fund, the investment objective, strategy and policies, the risks associated with investment in the Fund and the management of the Fund is substantially similar to the disclosures made in the registration statement relating to Prior Innovator Fund common shares (File Nos. 333‑146827 and 811‑22135, Post-Effective Amendment No. 984 under the 1933 Act). Except as provided above, the disclosure in the Amended Registration Statement has generally been revised only as necessary to set forth the anticipated terms of the Fund’s outcome period and respective defined distribution rate.

Should you have any questions or require further information with respect to this Registration Statement or the filings we have relied upon as precedent for and consider substantially similar to the Registration Statement, please telephone the undersigned at (312) 845‑3484.

Very truly yours, Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren